N-2 - USD ($)				3 Months Ended
		Oct. 02, 2026	Sep. 15, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Cover [Abstract]
Entity Central Index Key		0000900422
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-297623
Investment Company Act File Number		811-07626
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		9
Entity Registrant Name		Franklin Municipal Opportunities Trust
Entity Address, Address Line One		100 Federal Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02110
City Area Code		617
Local Phone Number		292-1000
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES

Sales Load (percentage of offering price)	—	%(1)
Offering Expenses Borne by the Fund (percentage of offering price)	—	%(2)
Dividend Reinvestment Plan Per Transaction Fee to Sell Shares Obtained Pursuant to the Plan	$5.00	(3)
(1)
The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.

(2)	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)
Common Shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to shareholders for participating in the Fund’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
TOTAL TRANSACTION EXPENSES (as a percentage of offering price)(4)

Percentage of Net Assets Attributable to Common Shares
ANNUAL EXPENSES
Management Fees(5)	0.80%
Other Expenses(6)	0.22%
Interest and Related Expenses from Leverage(7)	0.20%

Total annual Fund operating expenses	1.22%

Fee waiver and/or expense reimbursement(8)	(0.25)%

TOTAL ANNUAL EXPENSES	0.97%

(4)	The related Prospectus Supplement will disclose the offering price and the total shareholder transaction expenses as a percentage of the offering price.
(5)
The Investment Manager receives an annual fee, payable quarterly, based on the Fund’s average net assets, including assets attributable to Preferred Shares. The fee is equal to the lesser of (i) 0.550% of average net assets attributable to Common Shares and Preferred Shares outstanding, or (ii) the fee determined under the Fund’s contractual breakpoint schedule based on average weekly net assets attributable to Common Shares and Preferred Shares.

(6)	Expenses based on amounts incurred in the fiscal year ended April 30, 2026.
(7)
The Fund may enter into TOB transactions and may invest in Inverse Floaters issued in TOB transactions. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) into a special purpose entity, referred to as a TOB Trust. The TOB Trust generally issues Floaters to third parties and residual interest, Inverse Floaters, to the Fund. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB Trust, are recognized as an interest expense of the Fund. For the year ended April 30, 2026, the average monthly amount of Floaters outstanding was $16,546,108 and weighted average interest rate was 2.52%.

(8)
If dividends payable on Remarketed Preferred Shares during any dividend payment period plus any expenses attributable to Remarketed Preferred Shares for that period exceed the Fund’s gross income attributable to the proceeds of the Remarketed Preferred Shares during that period, then the fee payable to the advisers for that period will be reduced by the amount of the excess (but not more than the effective management fee rate under the contract multiplied by the liquidation preference of the Remarketed Preferred Shares outstanding during the period).

Management Fees [Percent]	[4],[5]	0.80%
Interest Expenses on Borrowings [Percent]	[5],[6]	0.20%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[7]	0.22%
Total Annual Expenses [Percent]	[5]	1.22%
Waivers and Reimbursements of Fees [Percent]	[5],[8]	(0.25%)
Net Expense over Assets [Percent]	[5]	0.97%
Expense Example [Table Text Block]
Example1
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Common Shares, assuming (i) “Total Annual Expenses” of 0.97% of net assets attributable to Common Shares and (ii) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$10	$31	$54	$120

1
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[9]	$ 10
Expense Example, Years 1 to 3	[9]	31
Expense Example, Years 1 to 5	[9]	54
Expense Example, Years 1 to 10	[9]	$ 120
Purpose of Fee Table , Note [Text Block]		The purpose of the following table and example is to help you understand all fees and expenses Common Shareholders would bear directly or indirectly. The table below is based on the capital structure of the Fund as of April 30, 2026 (except as noted below) and assumes the issuance of $175 million of additional Common Shares.
Basis of Transaction Fees, Note [Text Block]		percentage of offering price
Other Expenses, Note [Text Block]		Expenses based on amounts incurred in the fiscal year ended April 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Manager receives an annual fee, payable quarterly, based on the Fund’s average net assets, including assets attributable to Preferred Shares. The fee is equal to the lesser of (i) 0.550% of average net assets attributable to Common Shares and Preferred Shares outstanding, or (ii) the fee determined under the Fund’s contractual breakpoint schedule based on average weekly net assets attributable to Common Shares and Preferred Shares.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENTS
Investment Objective
The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax consistent with preservation of capital. There can be no assurance the Fund will achieve its investment objective. This section provides additional information about the Fund’s investments and certain portfolio management techniques the Fund may use. More information about the Fund’s investments and portfolio management techniques and the associated risks is included in the SAI.
Investment Strategies
Under normal market conditions, at least 80% of the Fund’s assets will be invested in municipal bonds. The Fund intends to achieve its objective by investing in a portfolio of investment-grade and some below investment-grade municipal bonds. Investment grade municipal bonds are rated in one of the top four ratings categories by a Rating Agency such as S&P, Moody’s or Fitch. The Fund will also invest at least 20% (but not more than 30%) of its assets in debt securities or other instruments rated below investment grade, sometimes called “junk bonds.” The Fund may also invest in investment grade securities that are not municipal bonds.
The Fund may also buy unrated debt securities or other income-producing instruments. The Fund may invest in securities or other instruments whose issuers are in default or bankruptcy. Under normal conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.
Municipal bonds are tax-exempt investments issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from federal income tax.
General obligation bonds are backed by the full faith and credit of the issuing entity. They are payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments.
Revenue bonds are typically used to fund particular projects, such as those relating to education, health care, transportation and utilities, that are expected to produce income sufficient to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private owners or operators of the facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds.
Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages.
In addition to municipal bonds, the Fund may invest in other municipal obligations and tax-exempt instruments, as well as related financing, derivative and short-term instruments, such as TOB transactions and Short-Term Tax-Exempt Securities. Municipal obligations may bear fixed, floating or variable rates of interest. Municipal obligations include “public purpose” obligations, which generate interest that is exempt from regular federal income tax and, for individual taxpayers, is not subject to the alternative minimum tax (“AMT”). Municipal obligations also include qualified “private activity bonds,” which generate interest that is exempt from regular federal income tax but that may be subject to the AMT.
The Fund may enter into TOB transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a “TOB Trust.” The TOB Trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB Trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB Trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB Trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity. For purposes of the Fund’s 80% policy, the Fund looks through to the underlying municipal bond held by a TOB Trust.
In addition to municipal bonds, the Fund may invest in Short-Term
Tax-Exempt
Securities, which are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.
The Fund may also invest in cash or cash equivalents, including money market instruments or short-term instruments such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and U.S. Treasury bills or other government obligations.
The Fund may use a variety of derivative instruments, such as municipal rate locks, futures and swap contracts for investment purposes, as well as for hedging or risk-management purposes. Generally, derivatives are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates and related indexes. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy are included in the Fund’s 80% basket.
The Fund may purchase municipal securities on a when-issued, forward commitment or delayed delivery basis. Securities purchased on a when-issued, forward commitment or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued, forward commitment or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund will make commitments to purchase securities on a when-issued, forward commitment or delayed delivery basis only with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. Any gain realized on the sale would be taxable. Purchasing a security on a when-issued, forward commitment or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. If the Fund purchases securities on a when-issued, forward commitment or delayed delivery basis, it will segregate liquid assets, own positions covering its obligations or enter into offsetting transactions. To the extent the Fund covers its commitment under such portfolio management technique, such instrument will not be considered a senior security for the purposes of the 1940 Act.
A portfolio investment is reviewed for inclusion in the Fund’s 80% basket at the time of investment and generally on a quarterly basis thereafter. If, subsequent to an investment, the Fund identifies that the requirements of the Fund’s 80% investment policy are no longer met, the Fund will make future investments in a manner that will bring the Fund into compliance as soon as reasonably practicable, and no later than 90 days after the Fund’s identification of non-compliance
with the Fund’s 80% policy. The Fund may depart from its 80% investment policy in other-than-normal circumstances for up to 90 days.
Unless stated otherwise, the Fund’s compliance with its other investment limitations and requirements described in this Prospectus is determined at the time of investment. If the applicable investment limitation or requirement is complied with at the time of an investment, any change in asset values, sale of securities, or change in security characteristics will not constitute a violation of that limitation or requirement.

In addition to the main investment strategies described above, the Fund may also make Taxable Investments, which may produce taxable income and be subject to other risks. The Fund may also invest in cash or cash equivalents, including money market instruments or short-term instruments such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and U.S. Treasury bills or other government obligations. The Fund may also from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management or its affiliates. The percentage of the Fund invested in cash and cash equivalents and such money market and short-term bond funds is expected to vary over time and will depend on various factors, including market conditions and FTIML’s assessment of the cash level that is appropriate to allow the Fund to pursue investment opportunities as they arise. Large cash positions may dampen performance and may prevent the Fund from achieving its goal. In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions, such as investing some or all of the Fund’s assets in cash and cash equivalents, that differ from the Fund’s usual investment strategies. However, the Fund may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. If the Fund employs these strategies, the Fund may miss out on investment opportunities and may not achieve its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, they may not work as intended.
To protect against a decline in the value of municipal obligations it owns or an increase in the price of municipal obligations it proposes to purchase in the future, the Fund may engage in financial futures and options transactions, subject to applicable regulations by the CFTC. The futures contracts or options on futures contracts that may be entered into by the Fund will be restricted to those that are either based on an index of long-term municipal obligations or relate to debt securities the prices of which are anticipated by the Investment Manager to correlate with the prices of the municipal obligations owned or to be purchased by the Fund.
The Fund may enter into interest rate futures contracts in order to hedge against the adverse effect of changing interest rates on its portfolio securities or those to be purchased by the Fund, as well as for non-hedging
purposes such as managing the effective duration of the Fund’s portfolio. The Fund may purchase and sell call and put options on interest rate futures contracts that are traded on a United States exchange or board of trade. The Fund may utilize municipal bond index futures to protect against changes in the market value of the municipal obligations in its portfolio or that it intends to acquire. The Fund may purchase and sell put and call options on municipal bond indexes and municipal bond index futures and enter into closing transactions with respect to those options.
The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act.
The Fund may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers in which the seller of a security commits itself at the time of the sale to repurchase that security from the Fund, as the buyer, at a mutually agreed upon time and price. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period.
As noted above, the Fund may depart from its principal investment strategy in response to adverse economic, market or political conditions by taking temporary defensive positions in any non-corporate
issuer, including high-quality, short-term debt securities or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment objective.
The Fund may invest in illiquid securities, which are securities that cannot be sold within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. See “The Fund’s Investments” for additional information on the types of securities in which the Fund may invest.

Risk Factors [Table Text Block]
RISKS
The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s performance and the value of its investments will vary in response to changes in interest rates, inflation, the financial condition of a security’s issuer, ratings on a security and other market factors. Your securities at any point in time may be worth less than you invested, even after taking into account the reinvestment of Fund dividends and distributions. Below are the principal risks associated with an investment in the Fund.
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Shares is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Shares may be worth less than your original investment. The Fund is primarily a long-term investment vehicle and should not be used for short-term trading.
Municipal Securities Risk
Liquidity in the municipal securities market may vary from time to time. At times of decreased liquidity, the ability of the Fund to buy and sell municipal securities may, with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of municipal securities may not be as extensive as information about corporations whose securities are publicly traded, and the Fund’s performance may therefore be more dependent on FTIML’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In the past, a number of municipal issuers have defaulted on obligations, were downgraded or commenced insolvency proceedings. In particular, changes in law or adverse determinations by the Internal Revenue Service (the “IRS”) could make the income from some of these obligations taxable.
Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities.
Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Also, if the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Where municipal securities are issued to finance particular projects, such as those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities, potentially resulting in defaults, and can also have an adverse effect on the broader municipal securities market.

Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Financial difficulties of municipal issuers may experience a resurgence, particularly in the event of economic or market turmoil or a recession.
The Fund may invest in general obligation bonds, which are payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.
The Fund may invest in revenue bonds. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected. Revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.
Tax-Exempt Securities Risk
In general, the secondary market for tax-exempt securities, particularly lower-rated tax-exempt debt, is less liquid than that for taxable fixed-income securities. Consequently, the ability of the Fund to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as information about corporations whose securities are publicly traded. Obligations of issuers of tax-exempt securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain tax-exempt securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem tax-exempt securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in tax-exempt securities providing as high a level of investment return as the securities redeemed.
Inverse Floating Rate Securities and TOBs Risk
Subject to certain limitations, the Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “TOB Trust”) formed by a third party sponsor for the purpose of holding municipal bonds purchased from the Fund or from another third party. An investment in an inverse floating rate security may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the underlying security or index inversely affect the residual interest paid on the inverse floating rate security, the value of an inverse floating rate security is generally more volatile than that of a fixed-rate bond.
Inverse floating rate securities have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floating rate securities have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency.
During times of reduced market liquidity, such as at the present, the Fund may not be able to sell municipal securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of municipal securities by market participants, such as the Fund, that are seeking liquidity can further reduce municipal security prices in an illiquid market. The Fund may seek to make sales of large blocks of municipal securities as part of its investment strategy or it may be required to raise cash to re-collateralize,
unwind or “collapse” TOB Trusts that issued inverse floating rate securities to the Fund or to make payments to such trusts to enable them to pay for tenders of the short-term securities they have issued if the remarketing agents for those municipal securities are unable to sell the short-term securities in the marketplace to other buyers (typically tax-exempt
money market funds). The Fund’s potential exposure to losses related to or on inverse floating rate securities may increase beyond the value of the Fund’s inverse floater investments as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates.
Although volatile, inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
Investment in inverse floating rate securities may amplify the effects of the Fund’s use of leverage. Any economic effect of leverage through the Fund’s purchase of inverse floating rate securities will create an opportunity for increased Common Shares net income and returns, but may also result in losses if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund.
TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.
Inverse Floaters in which the Fund will invest will pay interest or income that, in the opinion of counsel to the applicable TOB Trust, is exempt from regular U.S. federal income tax. Neither the Fund, nor the Investment Manager, nor FTIML will conduct its own analysis of the tax status of the interest or income paid on the residual interest held by the Fund, but will rely on the opinion of counsel to the applicable TOB Trust. There is a risk that the Fund will not be considered the owner of a TOB for U.S. federal income tax purposes, and in that case it would not be entitled to treat such interest as exempt from U.S. federal income tax.
The Fund may invest in a TOB Trust on either a
non-recourse
or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “liquidity provider”) that allows the holders of the Floaters to tender their Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non-occurrence
of a tender option termination event). Depending on the structure of the TOB Trust, the liquidity provider may purchase the tendered Floaters, or the TOB Trust may draw upon a loan from the liquidity provider to purchase the tendered Floaters.
When the Fund invests in TOB Trusts on a
non-recourse
basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the fixed-income bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If the Fund invests in a TOB Trust on a recourse basis, it will typically enter into a reimbursement agreement with the liquidity provider pursuant to which the Fund is required to reimburse the liquidity provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a recourse TOB Trust, the Fund will bear the risk of loss with respect to any Liquidation Shortfall. The net economic effect of this agreement is to treat the Fund as though it had entered into a special type of reverse repurchase agreement pursuant to which the Fund is required to repurchase the municipal bonds or other securities upon the occurrence of certain events. Such an arrangement may expose the Fund to a risk of loss that exceeds its investment in the TOB and the residual interest income received by the Fund. The Fund treats investments in a TOB Trust on a recourse basis as derivatives transactions under
Rule 18f-4.
In a
non-recourse
transaction, the Fund does not expect to pay the liquidity provider in the event that it suffers a loss. However, the Fund might incur a loss if the liquidity provider liquidates the TOB Trust at an inopportune time. Even if a TOB transaction was entered into on a non-recourse
basis, under certain circumstances it might be in the Fund’s interest to later agree to a recourse arrangement in order to prevent the liquidity provider from terminating the TOB Trust at that time.
Insurance Risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline, and the insurance may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.
An event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
Below Investment Grade (High-Yield or Junk Bond) Securities Risk
Under normal conditions, the Fund will invest at least 20% (but not more than 30%) of its assets in debt securities or other instruments rated below investment grade. However, the Fund will not invest in investments that are rated lower than BB or its equivalent by each agency rating the investment, or are unrated securities that FTIML believes are of comparable quality. Debt securities rated below investment grade are commonly referred to as “high-yield” securities or “junk bonds” and are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Ratings may not accurately reflect the actual credit risk associated with a security.
Debt securities rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high-yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading.
Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Fund’s Common Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. FTIML’s judgment about the credit quality of an issuer and the relative value of its securities may prove to be wrong. Investments in below investment grade securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto, and the U.S. federal income tax consequences to the Fund as a holder of such distressed securities may not be clear.
The Fund may invest in issuers in default or bankruptcy, but under normal conditions will not invest more than 5% of total assets in obligations whose issuers are in default at the time of purchase. The Fund may buy investments that are insured as to the payment of principal and interest in the event the issuer defaults. Any reduction in the insurer’s ability to pay claims may adversely affect the value of insured investments and, consequently, the value of the Fund’s Common Shares.
Credit Risk
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. Credit risk is generally greater for investments that are required to make interest payments only at maturity rather than at intervals during the life of the investment.
Interest Rate Risk
The market value of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations is generally greater for securities with longer maturities. FTIML’s judgment about interest rate trends may prove to be incorrect.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

In a
rising
interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interest rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on the Fund’s investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay the Fund’s obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as the Fund’s existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect the Fund’s performance.
Prepayment Risk
Prepayments may cause losses on securities purchased at a premium. At times, some of the securities in which the Fund may invest may have higher than market interest rates and therefore may be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, may cause the Fund to experience a loss equal to any unamortized premium. In addition, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
Counterparty Risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Credit Crisis Liquidity and Volatility Risk
The markets for credit instruments, including fixed income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed income securities. These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Shares.
Government Intervention in Financial Markets Risk
U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. FTIML will monitor developments and seek to manage the Fund’s portfolio
in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
Focus of Investments Risks
The Fund may make significant investments in a particular segment of the tax-exempt debt market, such as tobacco settlement bonds or revenue bonds for health care facilities, housing or airports. The Fund may also make significant investments in the debt of issuers located in the same state. These investments may cause the value of the Common Shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment. Examples include legislation or court decisions, concerns about pending legislation or court decisions, and lower demand for the services or products provided by a particular market segment. Investing in issuers located in the same state may make the Fund more vulnerable to that state’s economy and to factors affecting its tax-exempt issuers, such as their ability to collect revenues to meet payment obligations.
At times, the Fund and other accounts that Putnam Management and its affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.
Derivatives Risk
The Fund may utilize a variety of derivative instruments for investment or risk management purposes, such as municipal rate locks, futures contracts, and swap contracts, although derivatives do not represent a primary focus of the Fund. The successful use of derivatives depends on the Fund’s ability to manage these sophisticated instruments. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. Certain derivatives, including short derivative positions, have the potential for theoretically unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind, terminate or value, and the Fund may be required to make margin, collateral or settlement payments in connection with its derivatives transactions. A liquid secondary market may not always exist for the Fund’s derivative positions, and certain over-the-counter derivatives may be illiquid. The counterparty to an over-the-counter derivative transaction may be unwilling or unable to meet its obligations to the Fund, and the risk of a counterparty failing to meet its obligations may increase if the Fund has significant exposure to that counterparty.
Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates and may move in unexpected ways due to unanticipated market movements, use of leverage, imperfect correlation between derivative instrument and reference asset, or other factors, especially in unusual market conditions. Volatility in the value of derivatives could adversely impact the Fund’s returns, obligations and exposures.
Derivative transactions may also be subject to operational risk, including due to documentation and settlement issues, system failures, inadequate controls and human error, and legal risk due to insufficient documentation, insufficient capacity or authority of a counterparty, or issues with respect to the legality or enforceability of the derivative contract.

Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Leverage Risk
The Fund may use leverage through the issuance of Preferred Shares in an aggregate amount of liquidation preference attributable to the Preferred Shares combined with the aggregate amount of any Borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Furthermore, the Fund may use leverage through TOB transactions. Any effective leverage will create an opportunity for increased returns on the Common Shares but also create the possibility of losses if the cost of leverage exceeds the return on the Fund’s investment. The effective leverage offered by such investments could cause the Fund’s NAV to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in them. Because the fees received by FAV and FTIML are based on the average net assets of the Fund, FAV and FTIML have a financial incentive for the Fund to use financial leverage, which may create a conflict of interest between FAV and FTIML and the Common Shareholders. There is no assurance that the Fund’s strategy of investing in instruments that have the economic effect of financial leverage will be successful.
Fluctuations in dividend rates on Preferred Shares may affect the return to Common Shareholders. If the income from the investments purchased with proceeds received from leverage is not sufficient to cover the cost of leverage, the amount of income available for distribution to Common Shareholders will be less than if leverage had not been used. While the Fund has Preferred Shares outstanding, an increase in short-term interest rates could result in an increased cost of leverage, which could adversely affect the Fund’s income available for distribution to Common Shareholders. In connection with its Preferred Shares, the Fund is required to maintain specified asset coverage mandated by applicable federal securities laws and by the Fund’s Bylaws. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. There can be no assurance that a leveraging strategy will be successful.
Remarketing Risk
The Fund’s Remarketed Preferred Shares are generally subject to short dividend periods (typically seven days) and periodic remarketings intended to establish dividend rates and facilitate liquidity. The Fund has experienced, and may in the future experience, unsuccessful remarketings. If a remarketing is unsuccessful, the dividend rate on the Remarketed Preferred Shares may reset to a maximum dividend rate in accordance with the Fund’s Bylaws. During periods when remarketings are unsuccessful, the cost of the Fund’s leverage may increase and remain elevated until successful remarketings resume.
Fund Distribution Risk
Pursuant to its distribution policy, the Fund intends to make regular distributions on its Common Shares. To the extent the total distributions for a year exceed the Fund’s investment company taxable income and net capital gain for that year, the excess will generally constitute a return of capital. Return of capital distributions are generally tax-free up to the amount of a Common Shareholder’s tax basis in the Common Shares. In addition, such excess distributions may have the effect of decreasing the Fund’s total assets and may increase the Fund’s expense ratio as the Fund’s fixed expenses may become a larger percentage of the Fund’s average net assets. In order to make such distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. For instance, these sales may result in the Fund recognizing short-term capital gains, which are taxed to shareholders at ordinary income rates.

Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.
Liquidity Risk
The Fund may invest all or a portion of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may trade at a discount from comparable, more liquid securities and may be subject to wide fluctuations in market value. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when FTIML believes it is desirable to do so.
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Ongoing armed conflicts in Europe and the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Further, recent escalations of conflict in the Middle East could lead to disruptions in local, regional, national and global markets and economies for an unknown period of time.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has recently enacted and proposed to enact significant new tariffs and President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio and its performance will reflect, in part, FTIML’s ability to make investment decisions that seek to achieve the Fund’s investment objective. FTIML will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the investment techniques, analyses, or judgments that FTIML applies in making investment decisions for the Fund will produce the intended outcome or that the investments FTIML selects for the Fund will perform as well as other securities that were not selected for the Fund. As a result, the Fund may underperform its benchmark or other funds with a similar investment goal and may realize losses.
Risks of Futures and Options on Futures
The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.

•
Successful use of hedging transactions depends upon FTIML’s ability to correctly predict the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed.

•
There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

•
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

•
There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

•
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transactions.

Market Price Discount from Net Asset Value Risk
Shares of closed-end investment companies frequently trade at a discount to their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of the Fund’s investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any offering under this Prospectus. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares depends upon whether the market price of the Common Shares at the time of sale is above or below the investor’s purchase price for the Common Shares. Because the market price of the Common Shares is affected by factors such as NAV, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond our control, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the offering price. The Fund is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.
Tax Risks
Status as Regulated Investment Company. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net realized capital gains) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Shares and the amount of Fund distributions.
Alternative Minimum Tax and Taxable Income Risk. The Fund will qualify to pay “exempt-interest dividends,” which are exempt from regular U.S. federal income tax, for any taxable year only if at least 50% of the value of its assets, as of the close of each quarter of the taxable year, consists of state or local obligations described in Section 103(a) of the Code. Assuming that the Fund qualifies to pay exempt-interest dividends, it is anticipated that certain of the Fund’s distributions will nevertheless constitute taxable income. Moreover, a portion of the Fund’s exempt-interest dividends may be subject to federal AMT, and all or a portion of such dividends may be subject to state and local taxation.

A portion of the Fund’s distributions may be taxable to Common Shareholders. In particular, the Fund may use a variety of derivative instruments and may sell certain fixed-income securities short including, but not limited to, U.S. Treasuries, for investment and/or hedging purposes. To the extent that the Fund utilizes these strategies the Fund could generate taxable income and gains. Distributions of any capital gain or other taxable income (including gains realized by the Fund on the sale of municipal securities) will be taxable to Common Shareholders. The Fund may not be a suitable investment for investors subject to the federal AMT or who would become subject to such tax by investing in the Fund. The suitability of an investment in Common Shares will depend upon a comparison of the after tax yield likely to be provided from the Fund with that from comparable tax-exempt
investments not subject to the AMT, and from comparable Taxable Investments, in light of each such investor’s tax position. Special considerations apply to corporate investors.
Certain provisions of the Code relating to the issuance of municipal obligations impose restrictions on the volume of municipal obligations qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Legislative proposals that may further restrict or eliminate the federal income tax exemption for interest on municipal obligations may be introduced in the future. The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities normally is not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s NAV and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Anti-Takeover Provisions Risk
The Fund’s Agreement and Declaration of Trust (“Declaration of Trust”) and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including changing the composition of the Board. There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term shareholders, such as liquidating debt investments prior to maturity, triggering taxable events for shareholders and decreasing the size of the Fund. Such provisions may limit the ability of Common Shareholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund. See “Certain Provisions in the Declaration of Trust and Bylaws.”
Temporary Defensive Strategies Risk
When FTIML anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that FTIML considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Fund may use when-issued, forward commitment and delayed delivery transactions to purchase securities. The value of securities purchased in these transactions may decrease before they are delivered to the Fund. Also, the yield on securities purchased in these transactions may be higher in the market when the delivery takes place.

Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.
Cybersecurity Risk
Like other funds and business enterprises, the Fund, the Investment Manager and the Subadvisers, the relevant listing exchange and their service providers are subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private Common Shareholder information) or proprietary information, cause the Fund, the Investment Manager and the Subadvisers, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging Common Shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the Investment Manager and the Subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the Investment Manager and the Subadvisers. Cybersecurity incidents may result in financial losses to the Fund and its Common Shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Effects of Leverage [Text Block]
Effects of Leverage
As of April 30, 2026, the Fund had outstanding 2,852 shares of Series B Remarketed Preferred Shares and 2,670 shares of Series C Remarketed Preferred Shares, each with a liquidation preference of $25,000 per share, for aggregate liquidation preference of $138,050,000. There are no Series A Remarketed Preferred Shares outstanding. As of April 30, 2026, the Fund’s Remarketed Preferred Shares represented 44.5% of net assets applicable to Common Shares. As of April 30, 2026, Fund investments with a value of $30,766,631 were held by the TOB Trust and served as collateral for $21,914,391 in floating-rate bonds outstanding. As of April 30, 2026, floating-rate notes issued represented 7.1% of net assets applicable to Common Shares.
As of April 30, 2026, our total leverage (including Remarketed Preferred Shares and floating-rate notes issued) represented approximately 34% of our total assets. Assuming that our leverage levels are as described above, our average annual cost of leverage would be 2.27% of net assets attributable to Common Shares. As of April 30, 2026, the blended rate on our Remarketed Preferred Shares was 5.286%. Income generated by our portfolio as of April 30, 2026 must exceed 2.353% in order to cover such leverage costs. These numbers are merely estimates used for illustration; actual dividend or interest rates on the leverage instruments will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Shares assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.” The table further reflects the use of leverage representing 34% of the Fund’s total assets and the Fund’s currently projected annual leverage interest of 5.00%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Common Shares	(17.74)%	(10.16)%	(2.58)%	5.00%	12.58%

Effects of Leverage [Table Text Block]	The table further reflects the use of leverage representing 34% of the Fund’s total assets and the Fund’s currently projected annual leverage interest of 5.00%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding Total Return to Holders of Common Shares	(17.74)%	(10.16)%	(2.58)%	5.00%	12.58%

Return at Minus Ten [Percent]		(17.74%)
Return at Minus Five [Percent]		(10.16%)
Return at Zero [Percent]		(2.58%)
Return at Plus Five [Percent]		5.00%
Return at Plus Ten [Percent]		12.58%
Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Common Shares assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. See “Risks.”
Share Price [Table Text Block]	The following table sets forth for each of the periods indicated the range of high and low closing sale prices of our Common Shares, each as reported on the NYSE, the NAV per share of Common Shares and the premium or discount to NAV per share at which our shares were trading. NAV is generally determined on each business day that the NYSE is open for business. See “Net Asset Value” for information as to the determination of our NAV.

		Price Range
	NAV (1)	High	Low	Premium / (Discount) of High Sales Price to NAV	Premium / (Discount) of Low Sales Price to NAV
Fiscal Year Ending April 30, 2026
Fourth Quarter	$11.32	$10.87	$10.05	-3.98%	-11.22%
Third Quarter	$11.35	$10.70	$9.78	-5.73%	-13.83%
Second Quarter	$11.40	$10.47	$9.73	-8.16%	-14.65%
First Quarter	$10.65	$10.87	$9.72	2.07%	-8.73%
Fiscal Year Ending April 30, 2025
Fourth Quarter	$10.92	$10.76	$9.46	-1.47%	-13.37%
Third Quarter	$11.40	$10.87	$9.96	-4.65%	-12.63%
Second Quarter	$11.43	$11.84	$10.40	3.59%	-9.01%
First Quarter	$11.58	$11.59	$9.72	0.09%	-16.06%

Source of market prices: NYSE
(1)
NAV per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. NAV per share is calculated as described in “Net Asset Value.”

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
Common Shares
As of September 15, 2026, the Fund has approximately 27,399,462 Common Shares outstanding. All Common Shares offered pursuant to this Prospectus and any related Prospectus Supplement will be, upon issuance, duly authorized, fully paid and nonassessable, and will have no preemptive, conversion or appraisal rights or rights to cumulative voting. All Common Shares offered pursuant to this Prospectus and any related Prospectus Supplement will be of the same class and will have identical rights, as described below.
The Declaration of Trust authorizes, and the Bylaws provide, that the Fund has an unlimited number of Common Shares, without par value. All Common Shares have equal rights with respect to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and nonassessable, and will have no preemptive or conversion rights or rights to cumulative voting.
The Fund’s Common Shares are listed on the NYSE under the trading or “ticker” symbol “PMO.” The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund must continue to meet the NYSE requirements in order for the Common Shares to remain listed.
Unlike open-end funds, closed-end funds, like the Fund, do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell Common Shares already held, the shareholder may do so by trading on the NYSE through a broker or otherwise. Shares of closed-end funds may frequently trade on an exchange at prices lower than NAV. The market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality, NAV, relative demand for and supply of such Common Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund. The Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Fund’s Common Shares are designed primarily for long-term investors, and investors in Common Shares should not view the Fund as a vehicle for trading purposes. See “Repurchase of Fund Shares.”
The Fund may also issue Common Shares in a rights offering at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by the Fund’s Board of Trustees that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held. The specific terms of any rights offering conducted by the Fund will be provided in a Prospectus Supplement.
Each outstanding Common Share entitles the holder to one vote on all matters submitted to a vote of Common Shareholders, including the election of Trustees. Each trustee elected by the holders of Common Shares and Preferred Shares voting together as a single class (“Common Trustees”) shall be elected by a plurality of the votes entitled to be cast in the election of trustees. There is no cumulative voting in the election of Trustees, which means that the holders of a plurality of the outstanding Common Shares and Preferred Shares can elect all of the Common Trustees then standing for election, and the holders of the remaining Common Shares will not be able to elect any Common Trustees.
Preferred Shares
The Declaration of Trust provides that the Board of Trustees may classify and issue additional classes or series of shares, with preferences, conversion or other rights, voting powers and special or relative rights or privileges as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the shareholders. The Trustees may from time to time divide or combine the shares of any class or series into a greater or lesser number without thereby changing the proportionate beneficial interest in the class or series. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.
The Fund may elect to issue Preferred Shares as part of its leverage strategy. Subject to the approval of the outstanding Remarketed Preferred Shares, the Fund may issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares plus the principal amount of any outstanding leverage consisting of debt to 50% of the value of the Fund’s total assets less liabilities and indebtedness of the Fund (other than leverage consisting of Preferred Shares). In addition, the Fund’s Bylaws impose more stringent asset coverage requirements and restrictions relating to the rating of the Remarketed Preferred Shares by the shares’ rating agencies. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be set forth in an amendment to the Bylaws classifying and designating such Preferred Shares, the Fund believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares may be similar to those stated below.
As of April 30, 2026, the Fund had outstanding 2,852 shares of Series B Remarketed Preferred Shares and 2,670 shares of Series C Remarketed Preferred Shares, each with a liquidation preference of $25,000 per share, for aggregate liquidation preference of $138,050,000. There are no Series A Remarketed Preferred Shares outstanding. As of April 30, 2026, the Fund’s Remarketed Preferred Shares represented 44.5% of net assets applicable to Common Shares.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Remarketed Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal to the liquidation preference as described in the Bylaws per share plus accrued and unpaid dividends thereon (whether or not earned or declared) to but excluding the date of final distribution, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Remarketed Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.
Voting Rights
The 1940 Act requires that the holders of any Remarketed Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times (the “Preferred Trustees”). The remaining trustees will be elected by holders of Common Shares and Remarketed Preferred Shares, voting together as a single class. Robert D. Agdern and Peter Mason were designated by the Board of Trustees as the Preferred Trustees of the Fund with respect to the Remarketed Preferred Shares, effective April 25, 2025. Holders of the Remarketed Preferred Shares, and not Common Shareholders, will be entitled to vote on the election of each Preferred Trustee at the scheduled shareholder meeting at which such Preferred Trustee’s term expires. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time that two years of dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by the shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Shares and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end
investment company or changes in its fundamental investment restrictions. See “Certain Provisions in the Declaration of Trust and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded. Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law or the Declaration of Trust, holders of Remarketed Preferred Shares will have equal voting rights with Common Shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.
The affirmative vote of the holders of a majority of the outstanding Remarketed Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Remarketed Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to issue Preferred Shares that rank equally or senior to the Remarketed Preferred Shares, as well as in certain other situations. The class vote of holders of Remarketed Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.
Redemption, Purchase and Sale of Preferred Shares by the Fund
The terms of any Preferred Shares we issue are expected to provide that: (i) they are redeemable by the Fund in whole or in part at the optional redemption price as described in the Bylaws per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares; and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce any leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.
The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Declaration of Trust and Bylaws. The Board of Trustees, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered. Notwithstanding the foregoing, the affirmative vote of a majority of the votes entitled to be cast by the outstanding Remarketed Preferred Shares, voting together as a single class, will be required in connection with the issuance of any shares ranking senior to the Remarketed Preferred Shares with respect to the payment of dividends, the making of redemptions, liquidation preference or the distribution of assets of the Fund.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk
An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the Common Shares is not intended to constitute a complete investment program and should not be viewed as such. The value of the Fund’s portfolio securities may move up or down, sometimes rapidly and unpredictably. At any point in time, your Common Shares may be worth less than your original investment. The Fund is primarily a long-term investment vehicle and should not be used for short-term trading.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risk
Liquidity in the municipal securities market may vary from time to time. At times of decreased liquidity, the ability of the Fund to buy and sell municipal securities may, with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of municipal securities may not be as extensive as information about corporations whose securities are publicly traded, and the Fund’s performance may therefore be more dependent on FTIML’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade municipal securities in which the Fund may invest, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In the past, a number of municipal issuers have defaulted on obligations, were downgraded or commenced insolvency proceedings. In particular, changes in law or adverse determinations by the Internal Revenue Service (the “IRS”) could make the income from some of these obligations taxable.
Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities.
Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Also, if the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Where municipal securities are issued to finance particular projects, such as those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities, potentially resulting in defaults, and can also have an adverse effect on the broader municipal securities market.

Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Financial difficulties of municipal issuers may experience a resurgence, particularly in the event of economic or market turmoil or a recession.
The Fund may invest in general obligation bonds, which are payable from the issuer’s general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.
The Fund may invest in revenue bonds. Because the principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, there is no guarantee that the particular project will generate enough revenue to pay its obligations, in which case the Fund’s performance may be adversely affected. Revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.

Tax-Exempt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax-Exempt Securities Risk
In general, the secondary market for tax-exempt securities, particularly lower-rated tax-exempt debt, is less liquid than that for taxable fixed-income securities. Consequently, the ability of the Fund to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as information about corporations whose securities are publicly traded. Obligations of issuers of tax-exempt securities may be subject to the provisions of bankruptcy, insolvency and the United States Bankruptcy Code and applicable state laws, which could limit the ability of the Fund to recover payments of principal or interest on such securities.
Certain tax-exempt securities which may be held by the Fund may permit the issuer at its option to “call,” or redeem, its securities. If an issuer were to redeem tax-exempt securities held by the Fund during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and may not be able to reinvest the proceeds in tax-exempt securities providing as high a level of investment return as the securities redeemed.

Inverse Floating Rate Securities and TOBs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inverse Floating Rate Securities and TOBs Risk
Subject to certain limitations, the Fund may invest in inverse floating rate securities. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a “TOB Trust”) formed by a third party sponsor for the purpose of holding municipal bonds purchased from the Fund or from another third party. An investment in an inverse floating rate security may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the underlying security or index inversely affect the residual interest paid on the inverse floating rate security, the value of an inverse floating rate security is generally more volatile than that of a fixed-rate bond.
Inverse floating rate securities have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floating rate securities have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency.
During times of reduced market liquidity, such as at the present, the Fund may not be able to sell municipal securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of municipal securities by market participants, such as the Fund, that are seeking liquidity can further reduce municipal security prices in an illiquid market. The Fund may seek to make sales of large blocks of municipal securities as part of its investment strategy or it may be required to raise cash to re-collateralize,
unwind or “collapse” TOB Trusts that issued inverse floating rate securities to the Fund or to make payments to such trusts to enable them to pay for tenders of the short-term securities they have issued if the remarketing agents for those municipal securities are unable to sell the short-term securities in the marketplace to other buyers (typically tax-exempt
money market funds). The Fund’s potential exposure to losses related to or on inverse floating rate securities may increase beyond the value of the Fund’s inverse floater investments as the Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates.
Although volatile, inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
Investment in inverse floating rate securities may amplify the effects of the Fund’s use of leverage. Any economic effect of leverage through the Fund’s purchase of inverse floating rate securities will create an opportunity for increased Common Shares net income and returns, but may also result in losses if the cost of leverage exceeds the return on the inverse floating rate securities purchased by the Fund.
TOB transactions expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives.
Inverse Floaters in which the Fund will invest will pay interest or income that, in the opinion of counsel to the applicable TOB Trust, is exempt from regular U.S. federal income tax. Neither the Fund, nor the Investment Manager, nor FTIML will conduct its own analysis of the tax status of the interest or income paid on the residual interest held by the Fund, but will rely on the opinion of counsel to the applicable TOB Trust. There is a risk that the Fund will not be considered the owner of a TOB for U.S. federal income tax purposes, and in that case it would not be entitled to treat such interest as exempt from U.S. federal income tax.
The Fund may invest in a TOB Trust on either a
non-recourse
or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “liquidity provider”) that allows the holders of the Floaters to tender their Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non-occurrence
of a tender option termination event). Depending on the structure of the TOB Trust, the liquidity provider may purchase the tendered Floaters, or the TOB Trust may draw upon a loan from the liquidity provider to purchase the tendered Floaters.
When the Fund invests in TOB Trusts on a
non-recourse
basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the fixed-income bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If the Fund invests in a TOB Trust on a recourse basis, it will typically enter into a reimbursement agreement with the liquidity provider pursuant to which the Fund is required to reimburse the liquidity provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a recourse TOB Trust, the Fund will bear the risk of loss with respect to any Liquidation Shortfall. The net economic effect of this agreement is to treat the Fund as though it had entered into a special type of reverse repurchase agreement pursuant to which the Fund is required to repurchase the municipal bonds or other securities upon the occurrence of certain events. Such an arrangement may expose the Fund to a risk of loss that exceeds its investment in the TOB and the residual interest income received by the Fund. The Fund treats investments in a TOB Trust on a recourse basis as derivatives transactions under
Rule 18f-4.
In a
non-recourse
transaction, the Fund does not expect to pay the liquidity provider in the event that it suffers a loss. However, the Fund might incur a loss if the liquidity provider liquidates the TOB Trust at an inopportune time. Even if a TOB transaction was entered into on a non-recourse
basis, under certain circumstances it might be in the Fund’s interest to later agree to a recourse arrangement in order to prevent the liquidity provider from terminating the TOB Trust at that time.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline, and the insurance may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the Common Shares represented by such insured obligation.
An event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

Below Investment Grade (High-Yield or Junk Bond) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade (High-Yield or Junk Bond) Securities Risk
Under normal conditions, the Fund will invest at least 20% (but not more than 30%) of its assets in debt securities or other instruments rated below investment grade. However, the Fund will not invest in investments that are rated lower than BB or its equivalent by each agency rating the investment, or are unrated securities that FTIML believes are of comparable quality. Debt securities rated below investment grade are commonly referred to as “high-yield” securities or “junk bonds” and are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Ratings may not accurately reflect the actual credit risk associated with a security.
Debt securities rated below investment grade generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high-yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading.
Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in the Fund’s Common Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true financial condition of such issuer. FTIML’s judgment about the credit quality of an issuer and the relative value of its securities may prove to be wrong. Investments in below investment grade securities may present special tax issues for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto, and the U.S. federal income tax consequences to the Fund as a holder of such distressed securities may not be clear.
The Fund may invest in issuers in default or bankruptcy, but under normal conditions will not invest more than 5% of total assets in obligations whose issuers are in default at the time of purchase. The Fund may buy investments that are insured as to the payment of principal and interest in the event the issuer defaults. Any reduction in the insurer’s ability to pay claims may adversely affect the value of insured investments and, consequently, the value of the Fund’s Common Shares.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness. Credit risk is generally greater for investments that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Prepayments may cause losses on securities purchased at a premium. At times, some of the securities in which the Fund may invest may have higher than market interest rates and therefore may be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, may cause the Fund to experience a loss equal to any unamortized premium. In addition, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Credit Crisis Liquidity and Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Crisis Liquidity and Volatility Risk
The markets for credit instruments, including fixed income securities, have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have also resulted in significant valuation uncertainties in a variety of debt securities, including certain fixed income securities. These conditions resulted, and in many cases continue to result in greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. During times of reduced market liquidity, the Fund may not be able to sell securities readily at prices reflecting the values at which the securities are carried on the Fund’s books. Sales of large blocks of securities by market participants, such as the Fund, that are seeking liquidity can further reduce security prices in an illiquid market. These market conditions may make valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or decreases in its holdings. Illiquidity and volatility in the credit markets may directly and adversely affect the setting of dividend rates on the Common Shares.

Government Intervention in Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in Financial Markets Risk
U.S. federal and state governments and foreign governments, their regulatory agencies or self regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable. Issuers of corporate fixed income securities might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. FTIML will monitor developments and seek to manage the Fund’s portfolio
in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Focus of Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Focus of Investments Risks
The Fund may make significant investments in a particular segment of the tax-exempt debt market, such as tobacco settlement bonds or revenue bonds for health care facilities, housing or airports. The Fund may also make significant investments in the debt of issuers located in the same state. These investments may cause the value of the Common Shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment. Examples include legislation or court decisions, concerns about pending legislation or court decisions, and lower demand for the services or products provided by a particular market segment. Investing in issuers located in the same state may make the Fund more vulnerable to that state’s economy and to factors affecting its tax-exempt issuers, such as their ability to collect revenues to meet payment obligations.
At times, the Fund and other accounts that Putnam Management and its affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
The Fund may utilize a variety of derivative instruments for investment or risk management purposes, such as municipal rate locks, futures contracts, and swap contracts, although derivatives do not represent a primary focus of the Fund. The successful use of derivatives depends on the Fund’s ability to manage these sophisticated instruments. Using derivatives can increase Fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the Fund. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the Fund. Certain derivatives, including short derivative positions, have the potential for theoretically unlimited loss, regardless of the size of the initial investment. Derivatives may not be available at the time or price desired, may be difficult to sell, unwind, terminate or value, and the Fund may be required to make margin, collateral or settlement payments in connection with its derivatives transactions. A liquid secondary market may not always exist for the Fund’s derivative positions, and certain over-the-counter derivatives may be illiquid. The counterparty to an over-the-counter derivative transaction may be unwilling or unable to meet its obligations to the Fund, and the risk of a counterparty failing to meet its obligations may increase if the Fund has significant exposure to that counterparty.
Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates and may move in unexpected ways due to unanticipated market movements, use of leverage, imperfect correlation between derivative instrument and reference asset, or other factors, especially in unusual market conditions. Volatility in the value of derivatives could adversely impact the Fund’s returns, obligations and exposures.
Derivative transactions may also be subject to operational risk, including due to documentation and settlement issues, system failures, inadequate controls and human error, and legal risk due to insufficient documentation, insufficient capacity or authority of a counterparty, or issues with respect to the legality or enforceability of the derivative contract.

Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund may use leverage through the issuance of Preferred Shares in an aggregate amount of liquidation preference attributable to the Preferred Shares combined with the aggregate amount of any Borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Furthermore, the Fund may use leverage through TOB transactions. Any effective leverage will create an opportunity for increased returns on the Common Shares but also create the possibility of losses if the cost of leverage exceeds the return on the Fund’s investment. The effective leverage offered by such investments could cause the Fund’s NAV to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in them. Because the fees received by FAV and FTIML are based on the average net assets of the Fund, FAV and FTIML have a financial incentive for the Fund to use financial leverage, which may create a conflict of interest between FAV and FTIML and the Common Shareholders. There is no assurance that the Fund’s strategy of investing in instruments that have the economic effect of financial leverage will be successful.
Fluctuations in dividend rates on Preferred Shares may affect the return to Common Shareholders. If the income from the investments purchased with proceeds received from leverage is not sufficient to cover the cost of leverage, the amount of income available for distribution to Common Shareholders will be less than if leverage had not been used. While the Fund has Preferred Shares outstanding, an increase in short-term interest rates could result in an increased cost of leverage, which could adversely affect the Fund’s income available for distribution to Common Shareholders. In connection with its Preferred Shares, the Fund is required to maintain specified asset coverage mandated by applicable federal securities laws and by the Fund’s Bylaws. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. There can be no assurance that a leveraging strategy will be successful.

Remarketing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Remarketing Risk
The Fund’s Remarketed Preferred Shares are generally subject to short dividend periods (typically seven days) and periodic remarketings intended to establish dividend rates and facilitate liquidity. The Fund has experienced, and may in the future experience, unsuccessful remarketings. If a remarketing is unsuccessful, the dividend rate on the Remarketed Preferred Shares may reset to a maximum dividend rate in accordance with the Fund’s Bylaws. During periods when remarketings are unsuccessful, the cost of the Fund’s leverage may increase and remain elevated until successful remarketings resume.

Fund Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fund Distribution Risk
Pursuant to its distribution policy, the Fund intends to make regular distributions on its Common Shares. To the extent the total distributions for a year exceed the Fund’s investment company taxable income and net capital gain for that year, the excess will generally constitute a return of capital. Return of capital distributions are generally tax-free up to the amount of a Common Shareholder’s tax basis in the Common Shares. In addition, such excess distributions may have the effect of decreasing the Fund’s total assets and may increase the Fund’s expense ratio as the Fund’s fixed expenses may become a larger percentage of the Fund’s average net assets. In order to make such distributions, the Fund might have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. For instance, these sales may result in the Fund recognizing short-term capital gains, which are taxed to shareholders at ordinary income rates.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions on the Common Shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
The Fund may invest all or a portion of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities. Illiquid securities may trade at a discount from comparable, more liquid securities and may be subject to wide fluctuations in market value. Accordingly, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when FTIML believes it is desirable to do so.

Market Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Events Risk
The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
Ongoing armed conflicts in Europe and the Middle East have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain fund investments as well as fund performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Further, recent escalations of conflict in the Middle East could lead to disruptions in local, regional, national and global markets and economies for an unknown period of time.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has recently enacted and proposed to enact significant new tariffs and President Trump has directed various federal agencies to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the Fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate may result in increased transaction costs for the Fund in the form of increased dealer spreads and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio and its performance will reflect, in part, FTIML’s ability to make investment decisions that seek to achieve the Fund’s investment objective. FTIML will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the investment techniques, analyses, or judgments that FTIML applies in making investment decisions for the Fund will produce the intended outcome or that the investments FTIML selects for the Fund will perform as well as other securities that were not selected for the Fund. As a result, the Fund may underperform its benchmark or other funds with a similar investment goal and may realize losses.
Risks of Futures and Options on Futures
The use by the Fund of futures contracts and options on futures contracts to hedge interest rate risks involves special considerations and risks, as described below.

•
Successful use of hedging transactions depends upon FTIML’s ability to correctly predict the direction of changes in interest rates. There can be no assurance that any particular hedging strategy will succeed.

•
There might be imperfect correlation, or even no correlation, between the price movements of a futures or option contract and the movements of the interest rates being hedged. Such a lack of correlation might occur due to factors unrelated to the interest rates being hedged, such as market liquidity and speculative or other pressures on the markets in which the hedging instrument is traded.

•
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable movements in the interest rates being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable movements in the hedged interest rates.

•
There is no assurance that a liquid secondary market will exist for any particular futures contract or option thereon at any particular time. If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

•
There is no assurance that the Fund will use hedging transactions. For example, if the Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transactions.

Market Price Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Price Discount from Net Asset Value Risk
Shares of closed-end investment companies frequently trade at a discount to their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of the Fund’s investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of any offering under this Prospectus. Although the value of the Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of the Common Shares depends upon whether the market price of the Common Shares at the time of sale is above or below the investor’s purchase price for the Common Shares. Because the market price of the Common Shares is affected by factors such as NAV, dividend or distribution levels (which are dependent, in part, on expenses), supply of and demand for the Common Shares, stability of distributions, trading volume of the Common Shares, general market and economic conditions, and other factors beyond our control, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the offering price. The Fund is designed primarily for long-term investors and you should not view the Fund as a vehicle for trading purposes.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the Fund’s investments involves subjective judgment.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
Status as Regulated Investment Company. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy certain distribution and asset diversification requirements. If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net realized capital gains) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Accordingly, disqualification as a regulated investment company could have a material adverse effect on the value of the Fund’s Common Shares and the amount of Fund distributions.
Alternative Minimum Tax and Taxable Income Risk. The Fund will qualify to pay “exempt-interest dividends,” which are exempt from regular U.S. federal income tax, for any taxable year only if at least 50% of the value of its assets, as of the close of each quarter of the taxable year, consists of state or local obligations described in Section 103(a) of the Code. Assuming that the Fund qualifies to pay exempt-interest dividends, it is anticipated that certain of the Fund’s distributions will nevertheless constitute taxable income. Moreover, a portion of the Fund’s exempt-interest dividends may be subject to federal AMT, and all or a portion of such dividends may be subject to state and local taxation.

A portion of the Fund’s distributions may be taxable to Common Shareholders. In particular, the Fund may use a variety of derivative instruments and may sell certain fixed-income securities short including, but not limited to, U.S. Treasuries, for investment and/or hedging purposes. To the extent that the Fund utilizes these strategies the Fund could generate taxable income and gains. Distributions of any capital gain or other taxable income (including gains realized by the Fund on the sale of municipal securities) will be taxable to Common Shareholders. The Fund may not be a suitable investment for investors subject to the federal AMT or who would become subject to such tax by investing in the Fund. The suitability of an investment in Common Shares will depend upon a comparison of the after tax yield likely to be provided from the Fund with that from comparable tax-exempt
investments not subject to the AMT, and from comparable Taxable Investments, in light of each such investor’s tax position. Special considerations apply to corporate investors.
Certain provisions of the Code relating to the issuance of municipal obligations impose restrictions on the volume of municipal obligations qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Legislative proposals that may further restrict or eliminate the federal income tax exemption for interest on municipal obligations may be introduced in the future. The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities normally is not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund’s NAV and ability to acquire and dispose of municipal securities at desirable yield and price levels.

Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions Risk
The Fund’s Agreement and Declaration of Trust (“Declaration of Trust”) and Bylaws include provisions that are designed to limit the ability of other entities or persons to acquire control of the Fund for short-term objectives, including changing the composition of the Board. There can be no assurance, however, that such provisions will be sufficient to deter professional arbitrageurs that seek to cause the Fund to take actions that may not be consistent with its investment objective or aligned with the interests of long-term shareholders, such as liquidating debt investments prior to maturity, triggering taxable events for shareholders and decreasing the size of the Fund. Such provisions may limit the ability of Common Shareholders to sell their shares at a premium over prevailing market prices by discouraging an investor from seeking to obtain control of the Fund. See “Certain Provisions in the Declaration of Trust and Bylaws.”

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Strategies Risk
When FTIML anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure and invest all or a portion of its assets in obligations of the U.S. government, its agencies or instrumentalities; other investment grade debt securities; investment grade commercial paper; certificates of deposit and bankers’ acceptances; repurchase agreements with respect to any of the foregoing investments or any other fixed income securities that FTIML considers consistent with this strategy. To the extent that the Fund invests defensively, it may not achieve its investment objectives.

When Issued Forward Commitment and Delayed Delivery Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Forward Commitment and Delayed Delivery Transactions Risk
The Fund may use when-issued, forward commitment and delayed delivery transactions to purchase securities. The value of securities purchased in these transactions may decrease before they are delivered to the Fund. Also, the yield on securities purchased in these transactions may be higher in the market when the delivery takes place.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk
The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Like other funds and business enterprises, the Fund, the Investment Manager and the Subadvisers, the relevant listing exchange and their service providers are subject to the risk of cybersecurity incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private Common Shareholder information) or proprietary information, cause the Fund, the Investment Manager and the Subadvisers, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Fund investors from purchasing, redeeming or exchanging Common Shares, receiving distributions or receiving timely information regarding the Fund or their investment in the Fund. The Fund, the Investment Manager and the Subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund, the Investment Manager and the Subadvisers. Cybersecurity incidents may result in financial losses to the Fund and its Common Shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing (including the development of artificial intelligence and machine learning), new ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. The rapid development and increasingly widespread use of artificial intelligence technologies could increase the effectiveness of cyber attacks and exacerbate the risks.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The market value of the Fund’s investments will change in response to changes in interest rates and other factors. During periods of declining interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. The magnitude of these fluctuations is generally greater for securities with longer maturities. FTIML’s judgment about interest rate trends may prove to be incorrect.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s shares.

In a
rising
interest rate environment, there is a risk that the Fund’s floating rate securities will be unable to pay escalating interest amounts, which could result in a default. Rising interest rates could also cause a shift to cash from other productive uses to the payment of interest, which may have a material adverse effect on operations and could, over time, lead to increased defaults on the Fund’s investments in such securities. In addition, increasing payment obligations under floating rate obligations may cause borrowers to refinance or otherwise repay the Fund’s obligations earlier than they otherwise would, requiring us to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as the Fund’s existing obligation. In addition, rising interest rates may increase pressure on the Fund to invest in fixed rate securities, which could adversely affect the Fund’s performance.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		One Madison Avenue
Entity Address, Address Line Two		17th Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10010
Contact Personnel Name		Jane E. Trust
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 10.05	$ 9.78	$ 9.73	$ 9.72	$ 9.46	$ 9.96	$ 10.4	$ 9.72
Highest Price or Bid				10.87	10.7	10.47	10.87	10.76	10.87	11.84	11.59
Highest Price or Bid, NAV	[10]			$ 11.32	$ 11.35	$ 11.4	$ 10.65	$ 10.92	$ 11.4	$ 11.43	$ 11.58
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(3.98%)	(5.73%)	(8.16%)	2.07%	(1.47%)	(4.65%)	3.59%	0.09%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(11.22%)	(13.83%)	(14.65%)	(8.73%)	(13.37%)	(12.63%)	(9.01%)	(16.06%)
Share Price			$ 9.62
Latest Premium (Discount) to NAV [Percent]			8.90%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		All Common Shares have equal rights with respect to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and nonassessable, and will have no preemptive or conversion rights or rights to cumulative voting.
Security Voting Rights [Text Block]		Each outstanding Common Share entitles the holder to one vote on all matters submitted to a vote of Common Shareholders, including the election of Trustees. Each trustee elected by the holders of Common Shares and Preferred Shares voting together as a single class (“Common Trustees”) shall be elected by a plurality of the votes entitled to be cast in the election of trustees. There is no cumulative voting in the election of Trustees, which means that the holders of a plurality of the outstanding Common Shares and Preferred Shares can elect all of the Common Trustees then standing for election, and the holders of the remaining Common Shares will not be able to elect any Common Trustees.
Security Preemptive and Other Rights [Text Block]		The Fund may also issue Common Shares in a rights offering at a price below the then current NAV so long as certain conditions are met, including: (i) a good faith determination by the Fund’s Board of Trustees that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held. The specific terms of any rights offering conducted by the Fund will be provided in a Prospectus Supplement.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares

[1]	The sales load will apply only if the securities to which this Prospectus relates are sold to or through underwriters. In such case, a corresponding Prospectus Supplement will disclose the applicable sales load.
[2]	Common Shareholders will pay brokerage charges if they direct the Plan Agent (defined below) to sell Common Shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.” There are no fees charged to shareholders for participating in the Fund’s dividend reinvestment plan. However, shareholders participating in the plan that elect to sell their shares obtained pursuant to the plan would pay $5.00 per transaction to sell shares.
[3]	The related Prospectus Supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The Investment Manager receives an annual fee, payable quarterly, based on the Fund’s average net assets, including assets attributable to Preferred Shares. The fee is equal to the lesser of (i) 0.550% of average net assets attributable to Common Shares and Preferred Shares outstanding, or (ii) the fee determined under the Fund’s contractual breakpoint schedule based on average weekly net assets attributable to Common Shares and Preferred Shares.
[5]	The related Prospectus Supplement will disclose the offering price and the total shareholder transaction expenses as a percentage of the offering price.
[6]	The Fund may enter into TOB transactions and may invest in Inverse Floaters issued in TOB transactions. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) into a special purpose entity, referred to as a TOB Trust. The TOB Trust generally issues Floaters to third parties and residual interest, Inverse Floaters, to the Fund. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB Trust, are recognized as an interest expense of the Fund. For the year ended April 30, 2026, the average monthly amount of Floaters outstanding was $16,546,108 and weighted average interest rate was 2.52%.
[7]	Expenses based on amounts incurred in the fiscal year ended April 30, 2026.
[8]	If dividends payable on Remarketed Preferred Shares during any dividend payment period plus any expenses attributable to Remarketed Preferred Shares for that period exceed the Fund’s gross income attributable to the proceeds of the Remarketed Preferred Shares during that period, then the fee payable to the advisers for that period will be reduced by the amount of the excess (but not more than the effective management fee rate under the contract multiplied by the liquidation preference of the Remarketed Preferred Shares outstanding during the period).
[9]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[10]	NAV per share is determined as of close of business on the last day of the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices, which may or may not fall on the last day of the quarter. NAV per share is calculated as described in “Net Asset Value.”